Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hsbcf
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
EQUITY FUNDS | HSBC Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,829
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,829
EQUITY FUNDS | HSBC Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Growth Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS
HSBC Growth Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 4 of the Prospectus relating to Class C Shares of the HSBC Growth Fund is deleted and replaced with the following:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
EQUITY FUNDS | HSBC Opportunity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	822
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,642
EQUITY FUNDS | HSBC Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Opportunity Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS
HSBC Opportunity Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC Opportunity Fund is deleted and replaced with the following:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MONEY MARKET FUNDS | HSBC Prime Money Market Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	702
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,157
MONEY MARKET FUNDS | HSBC Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Prime Money Market Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS
HSBC Prime Money Market Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 4 of the Prospectus relating to Class C Shares of the HSBC Prime Money Market Fund is deleted and replaced with the following:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	702
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,157
MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC U.S. Government Money Market Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS
HSBC U.S. Government Money Market Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC U.S. Government Money Market Fund is deleted and replaced with the following:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MONEY MARKET FUNDS | HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	702
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,157
MONEY MARKET FUNDS | HSBC U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC U.S. Treasury Money Market Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS
HSBC U.S. Treasury Money Market Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 16 of the Prospectus relating to Class C Shares of the HSBC U.S. Treasury Money Market Fund is deleted and replaced with the following:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HSBC World Selection Funds | Aggressive Strategy Fund | Class A Shares | After Taxes Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2005
HSBC World Selection Funds | Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC WORLD SELECTIONTMFUNDS
Aggressive Strategy Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Average Annual Total Returns for Class A Shares of the Aggressive Strategy Fund (the “Fund”) after taxes, distributions and sale of Fund shares on page 10 of the Prospectus is deleted and replaced with the following:

Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE